Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash assets	$ 17,863	$ 25,059	$ 35,715
Receivables	505	192	324
Prepayments	3	16	19
Total current assets	18,371	25,267	36,058
Non-current assets
Receivables	289	289	276
Plant and equipment	335	289	406
Right of use asset	266	334	71
Exploration and evaluation expenditure	209,009	203,110	187,664
Other	4,273	4,252	0
Total non-current assets	214,172	208,274	188,417
Total assets	232,543	233,541	224,475
Current liabilities
Payables	1,686	2,408	4,543
Lease liabilities	151	106	41
Provisions	303	462	428
Borrowings	0	0	1,200
Total current liabilities	2,140	2,976	6,212
Non-current liabilities
Lease liabilities - non-current	184	267	42
Total Non-current liabilities	184	267	42
Total liabilities	2,324	3,243	6,254
Net assets	230,219	230,298	218,221
Equity
Contributed equity	309,498	302,651	281,671
Reserves	(5,303)	(2,447)	(3,098)
Accumulated losses	(73,976)	(69,906)	(60,352)
Total equity	$ 230,219	$ 230,298	$ 218,221